STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

May 29, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Alternative Fixed-Income Strategies Fund LLC File Nos. 333-194092; 311-21117

Ladies and Gentlemen:

On behalf of A&Q Alternative Fixed-Income Strategies Fund LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 3 to the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (also constituting Amendment No. 26 to the Registration Statement under the Investment Company Act of 1940, as amended) (the "Amendment").

We hereby request that the Amendment be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Amendment are substantially identical to the definitive versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on May 6, 2015—which incorporated certain changes made in response to comments of the staff (the "Staff") of the Commission that were provided to me in April 2015 by Ms. Anu Dubey of the Staff—except for the updating of financial information and other general updating of information.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on May 6, 2015.

We propose to file an additional amendment to the Registration Statement as early in July 2015 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the fiscal period from January 1, 2015 to March 31, 2015, and complete other omitted data, and seek effectiveness as of August 1, 2015.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik